RESTATEMENTS (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
General and Administrative Expenses	$ 902,166	$ 964,065	$ 858,975
LOSS FROM OPERATIONS	(918,826)	(964,065)	(858,975)
Interest expense	(389,480)	(218,743)	(135,005)
LOSS BEFORE INCOME TAXES	(1,308,277)	(1,182,741)	(973,607)
Net Loss	(1,308,277)	(1,182,741)	(973,607)
Net gain/(loss) attributable to UMeWorld Limited’s stockholders	(1,323,850)	(1,198,353)	(989,232)
Net gain/(loss)	(1,323,850)	(1,198,353)	(989,232)
Translation Adjustment	(61,572)	(4,011)	160,731
Comprehensive gain/(loss)	(1,385,422)	(1,202,364)	(828,501)
Comprehensive gain/(loss) attributable to UMeWorld Limited’s stockholders	$ (1,383,411)	$ (1,202,214)	$ (828,925)
Let loss per share, basic and diluted	$ (0.02)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	89,375,475	89,185,180	89,036,000
As Previously Reported [Member]
General and Administrative Expenses		$ 1,034,608	$ 765,691
Stock-based compensation		566,760	485,912
Depreciation		4,577	4,793
LOSS FROM OPERATIONS		(1,605,945)	(1,256,396)
Interest expense		(146,605)	(119,102)
LOSS BEFORE INCOME TAXES		(1,752,483)	(1,355,125)
Net Loss		(1,752,483)	(1,355,125)
Net gain/(loss) attributable to UMeWorld Limited’s stockholders		(1,768,095)	(1,370,750)
Net gain/(loss)		(1,768,095)	(1,370,750)
Translation Adjustment		(752)	2,118
Comprehensive gain/(loss)		(1,768,847)	(1,368,632)
Comprehensive gain/(loss) attributable to UMeWorld Limited’s stockholders		$ (1,768,697)	$ (1,369,056)
Let loss per share, basic and diluted		$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding		89,261,000
Adjustment [Member]
General and Administrative Expenses		$ (70,543)	$ 93,284
Stock-based compensation		(566,760)	(485,912)
Depreciation		(4,577)	(4,793)
LOSS FROM OPERATIONS		641,880	397,421
Interest expense		(72,138)	(15,903)
LOSS BEFORE INCOME TAXES		569,742	381,518
Net Loss		569,742	381,518
Net gain/(loss) attributable to UMeWorld Limited’s stockholders		569,742	381,518
Net gain/(loss)		569,742	381,518
Translation Adjustment		(3,259)	158,613
Comprehensive gain/(loss)		566,483	540,131
Comprehensive gain/(loss) attributable to UMeWorld Limited’s stockholders		$ 566,483	$ 540,131
Weighted average number of common shares outstanding		(75,820)